Shareholder Report, Line Graph (Details) - USD ($)	Dec. 31, 2024	Oct. 31, 2024	Aug. 31, 2024	Jun. 30, 2024	Apr. 30, 2024	Feb. 29, 2024	Dec. 31, 2023	Nov. 29, 2023
C000244624 [Member]
Account Value [Line Items]
Account Value	$ 14,088	$ 13,550	$ 12,334	$ 11,890	$ 11,556	$ 11,347	$ 10,761	$ 10,000
S&P 500 Index ($13,489) [Member]
Account Value [Line Items]
Account Value	$ 13,123	$ 12,698	$ 12,547	$ 12,102	$ 11,131	$ 11,243	$ 10,497	$ 10,000